CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Conseco Series Trust (1933 Act File No. 2-80455; 1940 Act File No. 811-3641) ("Registrant") hereby certifies (a) that the form of the Statement of Additional Information used with respect to High Yield Portfolio and the Conseco 20 Focus Portfolio (each a series of the Registrant) does not differ from that contained in Post-Effective No. 27 to the Registrant's Registration Statement and (b) that Post-Effective Amendment No. 27 was filed electronically on December 22, 999.


Dated: December 28, 1999                    By:  /s/ William P. Kovacs
                                                 ------------------------
                                                 William P. Kovacs
                                                 Vice President and Secretary